Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000200078_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%
C000200078_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.06%
C000200078_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.33%
C000204998_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%
C000204998_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.06%
C000204998_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.46%
C000014113_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%
C000014113_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.06%
C000014113_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.44%
C000014114_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%
C000014114_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.06%
C000014114_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.44%
C000014112_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%
C000014112_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.06%
C000014112_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.44%
C000014110_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%
C000014110_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.06%
C000014110_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.44%
C000200078_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%
C000200078_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.18%
C000200078_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%
C000200078_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.57%
C000200078_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.08%
C000200078_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%
C000204998_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000204998_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.22%
C000204998_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%
C000204998_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.57%
C000204998_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.08%
C000204998_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.54%
C000014113_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.32%
C000014113_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.04%
C000014113_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.08%
C000014113_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%
C000014113_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.88%
C000014113_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.51%
C000014113_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.57%
C000014113_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.08%
C000014113_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.15%
C000014114_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%
C000014114_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.14%
C000014114_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.76%
C000014114_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.57%
C000014114_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.08%
C000014114_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.15%
C000014112_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%
C000014112_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.10%
C000014112_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.88%
C000014112_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%
C000014112_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.10%
C000014112_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.88%
C000014112_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.57%
C000014112_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.08%
C000014112_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.15%
C000014110_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%
C000014110_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.04%
C000014110_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.07%
C000014110_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.58%
C000014110_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.87%
C000014110_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.50%
C000014110_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.57%
C000014110_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.08%
C000014110_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.15%